FINANCIAL LEASE RECEIVABLES (Tables)	12 Months Ended
Mar. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of financial lease receivables

	March 31,	March 31,
	2020	2021
	RMB	RMB
Loan recognized as a result of payment under the guarantee	2,594,749	1,362,556
Less: provision for credit losses	(2,190,575)	(1,182,609)
	404,174	179,947

Financial Lease Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of financial lease receivables

	March 31,	March 31,
	2020	2021
	RMB	RMB
Financial lease receivables due from car dealers	27,870	19,864
Less: provision for credit losses	(20,318)	(19,864)
	7,552	—

Financial lease receivables due from consumers	14,428	7,157
Less: provision for credit losses	(6,932)	(7,157)
	7,496	—

Financial lease receivables, net	15,048	—

Schedule of aging analysis of past due financing lease receivables

The following present the aging of past-due financial lease receivables as of March 31, 2020:

	1-90 days	Above 90 days	Total past due	Current	Total
	RMB	RMB	RMB	RMB	RMB
Financial lease receivables due from car dealers	4,750	16,400	21,150	6,720	27,870
Financial lease receivables due from consumers	—	14,428	14,428	—	14,428
	4,750	30,828	35,578	6,720	42,298

The following presents the aging of past-due financial lease receivables as of March 31, 2021:

	1- 90 days	Above 90 days	Total past due	Current	Total
	RMB	RMB	RMB	RMB	RMB
Financial lease receivables due from car dealers	—	19,864	19,864	—	19,864
Financial lease receivables due from consumers	—	7,157	7,157	—	7,157
	—	27,021	27,021	—	27,021

Schedule of credit quality analysis of financial lease receivables

	Amortized cost basis by origination year
	December 31,			March 31,	March 31,
	Before
	2017	2018	2019	2020	2021	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Current	—	—	—	—	—	—
Past due
1-90 days past due	—	—	—	—	—	—
Greater than 90 days past due	6,905	10,312	5,583	4,119	102	27,021
	6,905	10,312	5,583	4,119	102	27,021

Schedule of movement of allowance for doubtful accounts

			For the three months	For the fiscal
	For the year ended December 31,		ended March 31,	year ended March 31,
	2018	2019	2020	2021
	RMB	RMB	RMB	RMB

Beginning balance of the period	(4,225)	(6,890)	(23,157)	(27,250)
Changes on initial application of ASU 2016-13	—	—	(839)	—
Provision for credit losses	(2,665)	(16,267)	(3,254)	(6,538)
Write-off	—	—	—	6,767
Ending balance of the period	(6,890)	(23,157)	(27,250)	(27,021)

Schedule of components of the net investment in financial lease receivables

	March 31,	March 31,
	2020	2021
	RMB	RMB

Total minimum lease payments to be received	42,640	27,021
Less: allowance for uncollectibles	(27,250)	(27,021)
Net minimum lease payments receivable	15,390	—
Less: unearned income	(342)	—
Net investment	15,048	—